Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Truist Financial Corporation
Amendment Flag	false
Entity Central Index Key	0000092230
EBP 401(k)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Truist Financial Corporation
Amendment Flag	false
Entity Central Index Key	0000092230